Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 110	$ 203	$ 254
Accounts receivable (net of allowance for doubtful accounts of $3)	307	315	336
Receivables, net (note 5)		363	385
Due from affiliates	1	8	4
Inventories (note 5)	399	394	375
Prepaid expenses	20	14	10
Income tax receivable (note 13)			2
Deferred income taxes (note 8)	9	10	12
Other current assets	46	49	50
Total current assets	892	993	1,043
Property and equipment, net	1,040	1,084	1,109
Other long-term assets	89	89	88
Deferred income taxes (note 8)	24	25	41
Intangible assets, net	509	542	586
Goodwill	432	432	425
Total assets	2,986	3,165	3,292
Current liabilities:
Trade payables	296	312	303
Short-term borrowings (note 7)	4	3	2
Accrued expenses and other liabilities	151	162	170
Accrued interest	57	62	25
Due to affiliates	7	15	2
Accrued income taxes	5	2	10
Deferred income taxes (note 8)	20	19	13
Current installments of long-term debt (note 7)	31	36	25
Total current liabilities	571	611	550
Long-term debt (note 7)	2,978	2,895	2,952
Other liabilities	50	51	59
Pension liabilities (note 10)	299	292	272
Deferred income taxes (note 8)	48	52	63
Total liabilities	3,946	3,901	3,896
Commitments and contingencies (note 9)
Deficit:
Common stock
Additional paid-in capital	605	605	603
Accumulated deficit	(1,803)	(1,569)	(1,428)
Accumulated other comprehensive income	238	228	217
Total Momentive Performance Materials Inc.'s deficit	(960)	(736)	(608)
Noncontrolling interests (note 11)			4
Total deficit	(960)	(736)	(604)
Total liabilities and equity (deficit)	$ 2,986	$ 3,165	$ 3,292